Financial Instruments - Summary of The Amounts Disclosed In The Table Are The Contractual Undiscounted Cash Flows (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Less than 1 year [Member]
Non-derivatives
Accounts payables	$ 34,136	$ 29,537
Loans and financing	1,153	2,087
Lease liabilities	1,898	1,105
Accounts payable from acquisition of subsidiaries	299	4,260
Other liabilities	70	133
Total non-derivatives	37,556	37,122
Derivatives
Net settled		133
Derivative financial liabilities, undiscounted cash flows		133
Between 1 and 2 years [Member]
Non-derivatives
Accounts payables	372	1,243
Loans and financing	0	1,253
Lease liabilities	1,804	1,471
Accounts payable from acquisition of subsidiaries	0	2,274
Other liabilities	0	190
Total non-derivatives	2,176	6,431
Derivatives
Net settled		0
Derivative financial liabilities, undiscounted cash flows		0
More than 2 years [Member]
Non-derivatives
Accounts payables	208	836
Loans and financing	0	0
Lease liabilities	2,437	3,665
Accounts payable from acquisition of subsidiaries	0	0
Other liabilities	0	0
Total non-derivatives	$ 2,645	4,501
Derivatives
Net settled		0
Derivative financial liabilities, undiscounted cash flows		$ 0